LEASES - Schedule of Undiscounted Lease Payments to be Received Under Finance Leases (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 187.2	$ 202.8
Unearned finance income	(59.1)	(65.2)
Discounted unguaranteed residual values of leased assets	(9.4)	(9.1)
Total investment in finance leases	118.7	128.5
Current portion (Note 10)	21.6	13.6
Non-current portion (Note 16)	97.1	114.9
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	24.9	17.2
Between 1 and 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	12.0	17.2
Between 2 and 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	12.9	20.6
Between 3 and 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	11.1	10.6
Between 4 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	11.8	12.4
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 114.5	$ 124.8